Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Maturity of Financial Assets

The following table provides breakdown by maturity of financial assets as at June 30, 2026:

	Carrying amount	Contractual cash flows
		Remainder 2026	2027	2028	2029	2030	Thereafter
Cash and cash equivalents	$383,241	$383,241	$—	$—	$—	$—	$—
Trade and other receivables, excluding deferred receivables	49,710	49,710	—	—	—	—	—
Deferred receivables	22,057	3,528	2,582	2,554	2,545	2,536	8,312
Other financial assets	1,831	556	—	—	—	—	1,275
	$456,839	$437,035	$2,582	$2,554	$2,545	$2,536	$9,587

Schedule of Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities as at June 30, 2026 were as follows:

	Carrying amount	Contractual cash flows (undiscounted)	Remaining 2026	2027	2028	2029	2030	Thereafter
Trade and other payables	$50,176	$50,176	$50,176	$—	$—	$—	$—	$—
Customer and other deposits	1,323	1,323	455	531	176	—	—	161
Satellite performance incentive payments	10,928	12,789	1,708	2,716	2,595	2,595	2,595	580
Derivative liabilities	1,320,155	1,320,155	1,320,155	—	—	—	—	—
Other financial liabilities	2,535	2,535	2,535	—	—	—	—	—
Indebtedness(1)	4,039,484	6,963,301	2,512,860	649,270	215,583	476,293	570,027	2,539,268
	$5,424,601	$8,350,279	$3,887,889	$652,517	$218,354	$478,888	$572,622	$2,540,009

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(1)      Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on repayment. The contractual cash flows for Telesat Lightspeed Financing include anticipated future drawings and mandatory repayments against the loan.

Schedule of Interest Payable and Interest Payments

The interest payable and interest payments included in the carrying value and contractual cash flows, respectively, in the above table, were as follows:

	Interest payable	Interest payments
Satellite performance incentive payments	$24	$1,885
Indebtedness	$19,150	$1,053,467

Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities recorded on the balance sheets and the fair value hierarchy levels used to calculate those values were as follows:

As at June 30, 2026	Amortized cost	Fair value through profit or loss	Fair value	Fair value hierarchy
Cash and cash equivalents	$383,241	$—	$383,241	Level 1
Trade and other receivables	54,529	—	54,529	(1)
Other current financial assets	556	—	556	Level 1
Other long-term financial assets	18,513	—	18,513	Level 1
Trade and other payables	(50,176)	—	(50,176)	(1)
Other current financial liabilities	(24,415)	(1,320,155)	(1,345,565)	Level 2, Level 3
Other long-term financial liabilities	(9,533)	—	(8,935)	Level 2
Indebtedness(2)	(4,020,334)	—	(3,521,733)	Level 2
	$(3,647,619)	$(1,320,155)	$(4,469,570)

Schedule of Percentage of Face Value of the Indebtedness	The rates used, which are a percentage of face value of the indebtedness, were as follows:
	June 30, 2026	December 31, 2025
Term Loan B – U.S. Facility	89.88%	79.21%
2027 Senior Unsecured Notes	71.95%	46.84%
2027 Senior Secured Notes	86.01%	77.41%
2026 Senior Secured Notes	89.21%	80.16%
Telesat Lightspeed Financing	87.68%	84.92%

Schedule of Value of the Telesat Financing Warrants

For the six-months ended June 30, 2026, the value of the Telesat Financing Warrants was as follows:

	Government of Canada	Government of Quebec	Total
As at December 31, 2025	$701,340	$131,092	$832,432
Change in fair value	410,936	76,810	487,746
Impact of foreign exchange	(19)	(4)	(23)
As at June 30, 2026	$1,112,257	$207,898	$1,320,155